UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate High Income Fund

QUARTERLY REPORT

August 31, 2011

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds – 125.7%
Aerospace – 2.6%
BE Aerospace, Inc., 8.5%, 2018		$315,000	$338,597
Bombardier, Inc., 7.5%, 2018 (n)		405,000	440,438
Bombardier, Inc., 7.75%, 2020 (n)		95,000	103,788
CPI International, Inc., 8%, 2018		250,000	225,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		346,000	153,970
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	115,000	128,854
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$195,000	183,300

			$1,573,947

Apparel Manufacturers – 1.4%
Hanesbrands, Inc., 8%, 2016		$165,000	$176,550
Hanesbrands, Inc., 6.375%, 2020		100,000	98,750
Hanesbrands, Inc., FRN, 3.769%, 2014		220,000	213,400
Phillips-Van Heusen Corp., 7.375%, 2020		335,000	350,913

			$839,613

Asset-Backed & Securitized – 2.6%
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051 (z)		$450,000	$208,199
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049		275,000	131,668
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		122,005	115,905
JPMorgan Chase Commercial Mortgage Securities Corp., “B”, FRN, 5.931%, 2049		250,617	151,629
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.931%, 2049		404,598	208,531
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.257%, 2051		155,000	87,360
JPMorgan Chase Commercial Mortgage Securities Corp., “D”, FRN, 5.931%, 2049		1,169,622	480,377
Wachovia Bank Commercial Mortgage Trust, FRN, 5.878%, 2047		250,000	119,013
Wachovia Bank Commercial Mortgage Trust, FRN, 5.938%, 2047		175,000	69,430

			$1,572,112

Automotive – 4.0%
Accuride Corp., 9.5%, 2018		$375,000	$377,813
Allison Transmission, Inc., 7.125%, 2019 (n)		245,000	227,238
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021 (z)		200,000	173,000
Ford Motor Credit Co. LLC, 8%, 2014		125,000	135,175
Ford Motor Credit Co. LLC, 12%, 2015		960,000	1,158,774
General Motors Financial Co., Inc., 6.75%, 2018 (n)		180,000	179,100
Jaguar Land Rover PLC, 8.125%, 2021 (n)		195,000	182,813

			$2,433,913

Basic Industry – 0.4%
Trimas Corp., 9.75%, 2017		$215,000	$231,125

Broadcasting – 7.3%
Allbritton Communications Co., 8%, 2018		$255,000	$247,988
AMC Networks, Inc., 7.75%, 2021 (n)		136,000	140,760
Citadel Broadcasting Corp., 7.75%, 2018 (n)		40,000	43,100
Clear Channel Communications, Inc., 9%, 2021		173,000	139,265
EH Holding Corp., 7.625%, 2021 (n)		215,000	213,925
Entravision Communications Corp., 8.75%, 2017		65,000	63,375
Gray Television, Inc., 10.5%, 2015		50,000	48,250
Inmarsat Finance PLC, 7.375%, 2017 (n)		330,000	343,200
Intelsat Bermuda Ltd., 11.25%, 2017		165,000	160,050
Intelsat Jackson Holdings Ltd., 9.5%, 2016		695,000	721,063
Intelsat Jackson Holdings Ltd., 11.25%, 2016		195,000	203,775
Lamar Media Corp., 6.625%, 2015		115,000	114,425
Lamar Media Corp., “C”, 6.625%, 2015		165,000	163,763
LBI Media, Inc., 8.5%, 2017 (z)		150,000	106,875

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Liberty Media Corp., 8.5%, 2029		$160,000	$156,800
Local TV Finance LLC, 9.25%, 2015 (p)(z)		268,809	247,976
Newport Television LLC, 13%, 2017 (n)(p)		151,820	141,904
Nexstar Broadcasting Group, Inc., 8.875%, 2017		80,000	82,000
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		125,000	133,125
Sinclair Broadcast Group, Inc., 8.375%, 2018		40,000	40,100
SIRIUS XM Radio, Inc., 13%, 2013 (n)		110,000	123,475
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		220,000	238,700
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)		170,000	173,825
Univision Communications, Inc., 6.875%, 2019 (n)		240,000	222,000
Univision Communications, Inc., 7.875%, 2020 (n)		150,000	144,000
Univision Communications, Inc., 8.5%, 2021 (z)		50,000	42,750

			$4,456,469

Brokerage & Asset Managers – 1.0%
E*TRADE Financial Corp., 7.875%, 2015		$260,000	$256,100
E*TRADE Financial Corp., 12.5%, 2017		300,000	345,000

			$601,100

Building – 2.6%
Associated Materials LLC, 9.125%, 2017		$50,000	$44,000
Building Materials Holding Corp., 6.875%, 2018 (n)		165,000	161,700
Building Materials Holding Corp., 7%, 2020 (n)		115,000	115,000
Building Materials Holding Corp., 6.75%, 2021 (n)		100,000	95,750
CEMEX S.A., 9.25%, 2020		375,000	305,625
CEMEX S.A.B. de C.V., 9%, 2018 (n)		100,000	82,500
Masonite International Corp., 8.25%, 2021 (n)		100,000	92,000
Nortek, Inc., 10%, 2018 (n)		120,000	114,600
Nortek, Inc., 8.5%, 2021 (n)		245,000	209,475
Owens Corning, 9%, 2019		220,000	258,702
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (z)		75,000	72,188

			$1,551,540

Business Services – 1.7%
Ceridian Corp., 12.25%, 2015 (p)		$95,000	$87,875
iGate Corp., 9%, 2016 (z)		214,000	202,230
Interactive Data Corp., 10.25%, 2018		275,000	291,500
Iron Mountain, Inc., 8.375%, 2021		135,000	139,725
SunGard Data Systems, Inc., 10.25%, 2015		197,000	200,940
SunGard Data Systems, Inc., 7.375%, 2018		100,000	95,250

			$1,017,520

Cable TV – 5.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$60,000	$60,600
Cablevision Systems Corp., 8.625%, 2017		375,000	397,500
CCH II LLC, 13.5%, 2016		285,000	329,175
CCO Holdings LLC, 7.875%, 2018		355,000	369,200
CCO Holdings LLC, 8.125%, 2020		400,000	423,000
Cequel Communications Holdings, 8.625%, 2017 (n)		120,000	124,800
CSC Holdings LLC, 8.5%, 2014		255,000	276,038
Insight Communications Co., Inc., 9.375%, 2018 (n)		200,000	228,500
Mediacom LLC, 9.125%, 2019		205,000	207,050
ONO Finance ll PLC, 10.875%, 2019 (n)		150,000	133,500
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	100,000	130,003
UPCB Finance III Ltd., 6.625%, 2020 (n)		$354,000	348,690
Videotron LTEE, 6.875%, 2014		67,000	67,503

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Cable TV – continued
Virgin Media Finance PLC, 9.5%, 2016		$200,000	$220,500
Ziggo Bond Co. B.V., 8%, 2018 (z)	EUR	85,000	119,661

			$3,435,720

Chemicals – 5.4%
Celanese U.S. Holdings LLC, 6.625%, 2018		$335,000	$355,100
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		365,000	341,275
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		60,000	52,350
Huntsman International LLC, 8.625%, 2021		285,000	297,469
Lyondell Chemical Co., 8%, 2017 (n)		100,000	110,750
Lyondell Chemical Co., 11%, 2018		880,539	982,902
Momentive Performance Materials, Inc., 12.5%, 2014		455,000	481,163
Momentive Performance Materials, Inc., 11.5%, 2016		260,000	257,400
Polypore International, Inc., 7.5%, 2017		255,000	252,450
Solutia, Inc., 7.875%, 2020		145,000	154,425

			$3,285,284

Computer Software – 0.9%
Lawson Software, Inc., 11.5%, 2018 (z)		$300,000	$274,500
Syniverse Holdings, Inc., 9.125%, 2019 (n)		245,000	245,000

			$519,500

Computer Software - Systems – 1.2%
Audatex North America, Inc., 6.75%, 2018 (z)		$140,000	$137,550
CDW LLC, 8.5%, 2019 (z)		155,000	143,763
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		350,000	369,250
Eagle Parent, Inc., 8.625%, 2019 (n)		95,000	87,400

			$737,963

Conglomerates – 1.7%
Amsted Industries, Inc., 8.125%, 2018 (n)		$180,000	$186,300
Dynacast International LLC, 9.25%, 2019 (z)		200,000	190,500
Griffon Corp., 7.125%, 2018		255,000	240,975
Pinafore LLC, 9%, 2018 (n)		373,000	395,380

			$1,013,155

Consumer Products – 1.4%
Easton-Bell Sports, Inc., 9.75%, 2016		$145,000	$154,425
Elizabeth Arden, Inc., 7.375%, 2021		120,000	119,100
Jarden Corp., 7.5%, 2020		195,000	200,850
Libbey Glass, Inc., 10%, 2015		131,000	140,170
Visant Corp., 10%, 2017		260,000	253,500

			$868,045

Consumer Services – 1.6%
Realogy Corp., 11.5%, 2017		$195,000	$155,025
Service Corp. International, 6.75%, 2015		25,000	26,250
Service Corp. International, 7%, 2017		785,000	820,325

			$1,001,600

Containers – 2.0%
Exopack Holding Corp., 10%, 2018 (z)		$155,000	$152,675
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014		115,000	116,725
Greif, Inc., 6.75%, 2017		350,000	356,125
Owens-Illinois, Inc., 7.375%, 2016		110,000	114,950
Packaging Dynamics Corp., 8.75%, 2016 (z)		65,000	65,163
Reynolds Group, 8.75%, 2016 (n)		100,000	102,250

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Reynolds Group, 7.125%, 2019 (n)	$330,000	$312,675

		$1,220,563

Defense Electronics – 0.8%
Ducommun, Inc., 9.75%, 2018 (n)	$166,000	$166,830
ManTech International Corp., 7.25%, 2018	225,000	225,563
MOOG, Inc., 7.25%, 2018	90,000	92,925

		$485,318

Electrical Equipment – 0.2%
Avaya, Inc., 9.75%, 2015	$70,000	$59,500
CommScope, Inc., 8.25%, 2019 (z)	80,000	79,200

		$138,700

Electronics – 1.0%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$160,000	$168,400
Freescale Semiconductor, Inc., 8.05%, 2020	215,000	205,325
Sensata Technologies B.V., 6.5%, 2019 (n)	255,000	245,438

		$619,163

Energy - Independent – 11.1%
ATP Oil & Gas Corp., 11.875%, 2015	$245,000	$213,763
Berry Petroleum Co., 10.25%, 2014	150,000	168,000
Bill Barrett Corp., 9.875%, 2016	160,000	175,600
Carrizo Oil & Gas, Inc., 8.625%, 2018	300,000	306,000
Chaparral Energy, Inc., 8.875%, 2017	220,000	220,000
Concho Resources, Inc., 8.625%, 2017	110,000	117,700
Concho Resources, Inc., 6.5%, 2022	225,000	226,125
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	210,000	170,100
Continental Resources, Inc., 8.25%, 2019	165,000	177,375
Denbury Resources, Inc., 8.25%, 2020	170,000	179,138
Energy XXI Gulf Coast, Inc., 9.25%, 2017	225,000	230,625
EXCO Resources, Inc., 7.5%, 2018	280,000	263,200
Harvest Operations Corp., 6.875%, 2017 (n)	285,000	287,850
LINN Energy LLC, 6.5%, 2019 (n)	100,000	95,500
LINN Energy LLC, 8.625%, 2020	20,000	21,400
LINN Energy LLC, 7.75%, 2021 (n)	174,000	177,480
Newfield Exploration Co., 6.625%, 2014	155,000	156,163
Newfield Exploration Co., 6.625%, 2016	90,000	92,250
Newfield Exploration Co., 6.875%, 2020	120,000	124,200
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	402,000	403,005
OPTI Canada, Inc., 9.75%, 2013 (n)	70,000	70,875
OPTI Canada, Inc., 8.25%, 2014 (d)	600,000	379,500
Pioneer Natural Resources Co., 6.875%, 2018	300,000	324,951
Pioneer Natural Resources Co., 7.5%, 2020	200,000	224,077
Plains Exploration & Production Co., 7%, 2017	315,000	318,150
QEP Resources, Inc., 6.875%, 2021	410,000	430,500
Quicksilver Resources, Inc., 9.125%, 2019	165,000	169,125
Range Resources Corp., 8%, 2019	185,000	201,188
SandRidge Energy, Inc., 8%, 2018 (n)	455,000	450,450
W&T Offshore, Inc., 8.5%, 2019 (n)	130,000	130,000
Whiting Petroleum Corp., 6.5%, 2018	215,000	215,000

		$6,719,290

Engineering - Construction – 0.3%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$185,000	$172,050

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Entertainment – 1.4%
AMC Entertainment, Inc., 8.75%, 2019		$250,000	$251,875
AMC Entertainment, Inc., 9.75%, 2020		125,000	120,625
Cinemark USA, Inc., 8.625%, 2019		380,000	399,000
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		90,000	90,900

			$862,400

Financial Institutions – 7.4%
CIT Group, Inc., 5.25%, 2014 (n)		$250,000	$241,875
CIT Group, Inc., 7%, 2016		420,000	417,900
CIT Group, Inc., 7%, 2017		1,345,000	1,328,188
CIT Group, Inc., 6.625%, 2018 (n)		274,000	274,000
Credit Acceptance Corp., 9.125%, 2017		135,000	136,688
Credit Acceptance Corp., 9.125%, 2017 (z)		55,000	55,550
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		102,000	100,980
International Lease Finance Corp., 8.75%, 2017		300,000	308,250
International Lease Finance Corp., 7.125%, 2018 (n)		246,000	248,460
International Lease Finance Corp., 8.25%, 2020		60,000	61,050
Nationstar Mortgage LLC, 10.875%, 2015 (n)		465,000	465,000
SLM Corp., 8.45%, 2018		80,000	84,703
SLM Corp., 8%, 2020		575,000	590,830
Springleaf Finance Corp., 6.9%, 2017		240,000	202,800

			$4,516,274

Food & Beverages – 2.5%
ARAMARK Corp., 8.5%, 2015		$430,000	$443,975
B&G Foods, Inc., 7.625%, 2018		205,000	215,250
Constellation Brands, Inc., 7.25%, 2016		180,000	191,475
Pinnacle Foods Finance LLC, 9.25%, 2015		330,000	335,775
Pinnacle Foods Finance LLC, 10.625%, 2017		65,000	67,275
Pinnacle Foods Finance LLC, 8.25%, 2017		50,000	50,750
TreeHouse Foods, Inc., 7.75%, 2018		215,000	224,944

			$1,529,444

Forest & Paper Products – 2.0%
Boise, Inc., 8%, 2020		$225,000	$230,063
Cascades, Inc., 7.75%, 2017		205,000	198,850
Georgia-Pacific Corp., 8%, 2024		155,000	182,959
Georgia-Pacific Corp., 7.25%, 2028		55,000	60,512
Graphic Packaging Holding Co., 7.875%, 2018		125,000	131,250
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		40,000	30,800
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	120,000	164,623
Tembec Industries, Inc., 11.25%, 2018		$70,000	68,950
Xerium Technologies, Inc., 8.875%, 2018 (z)		155,000	145,700

			$1,213,707

Gaming & Lodging – 5.9%
American Casinos, Inc., 7.5%, 2021 (n)		$200,000	$199,500
Boyd Gaming Corp., 7.125%, 2016		185,000	154,475
Firekeepers Development Authority, 13.875%, 2015 (n)		335,000	381,900
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		695,000	354
GWR Operating Partnership LLP, 10.875%, 2017		135,000	140,738
Harrah’s Operating Co., Inc., 11.25%, 2017		330,000	355,575
Harrah’s Operating Co., Inc., 10%, 2018		90,000	70,650
Harrah’s Operating Co., Inc., 10%, 2018		164,000	125,460
Host Hotels & Resorts, Inc., 6.75%, 2016		195,000	199,388
MGM Mirage, 10.375%, 2014		40,000	43,900

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
MGM Resorts International, 11.375%, 2018	$405,000	$438,413
MGM Resorts International, 9%, 2020	170,000	181,475
Penn National Gaming, Inc., 8.75%, 2019	357,000	379,313
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)	125,000	123,750
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	100,000	108,500
Station Casinos, Inc., 6.875%, 2016 (d)	715,000	72
Station Casinos, Inc., 6.625%, 2018 (d)	875,000	88
Wyndham Worldwide Corp., 6%, 2016	170,000	179,710
Wyndham Worldwide Corp., 7.375%, 2020	170,000	188,706
Wynn Las Vegas LLC, 7.75%, 2020	280,000	305,900

		$3,577,867

Industrial – 1.4%
Altra Holdings, Inc., 8.125%, 2016	$115,000	$118,881
Dematic S.A., 8.75%, 2016 (z)	200,000	191,000
Hillman Group, Inc., 10.875%, 2018	140,000	141,400
Hillman Group, Inc., 10.875%, 2018 (z)	35,000	35,350
Hyva Global B.V., 8.625%, 2016 (n)	200,000	187,000
Mueller Water Products, Inc., 7.375%, 2017	49,000	43,120
Mueller Water Products, Inc., 8.75%, 2020	158,000	161,950

		$878,701

Insurance – 1.8%
ING Capital Funding Trust III, FRN, 3.845%, 2049	$80,000	$68,835
ING Groep N.V., 5.775% to 2015, FRN to 2049	410,000	344,400
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	600,000	708,000

		$1,121,235

Insurance - Property & Casualty – 1.9%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$330,000	$405,900
USI Holdings Corp., 9.75%, 2015 (z)	320,000	302,400
XL Group PLC, 6.5% to 2017, FRN to 2049	510,000	450,075

		$1,158,375

Machinery & Tools – 1.3%
Case Corp., 7.25%, 2016	$90,000	$95,850
Case New Holland, Inc., 7.875%, 2017	525,000	568,313
RSC Equipment Rental, Inc., 8.25%, 2021	135,000	125,888

		$790,051

Major Banks – 0.7%
Bank of America Corp., 8% to 2018, FRN to 2049	$171,000	$161,681
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	285,000	213,750
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	100,000	77,000

		$452,431

Medical & Health Technology & Services – 6.7%
Biomet, Inc., 10.375%, 2017 (p)	$85,000	$89,675
Biomet, Inc., 11.625%, 2017	400,000	428,000
CDRT Merger Sub, Inc., 8.125%, 2019 (n)	80,000	74,600
Davita, Inc., 6.375%, 2018	440,000	432,300
Davita, Inc., 6.625%, 2020	105,000	102,900
Examworks Group, Inc., 9%, 2019 (z)	120,000	113,100
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	165,000	183,975
HCA, Inc., 8.5%, 2019	540,000	588,600
HealthSouth Corp., 8.125%, 2020	355,000	359,881
Teleflex, Inc., 6.875%, 2019	275,000	272,938

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
United Surgical Partners International, Inc., 8.875%, 2017	$95,000	$97,850
United Surgical Partners International, Inc., 9.25%, 2017 (p)	125,000	128,750
Universal Health Services, Inc., 7%, 2018	130,000	128,700
Universal Hospital Services, Inc., 8.5%, 2015 (p)	400,000	397,000
Vanguard Health Systems, Inc., 0%, 2016	2,000	1,280
Vanguard Health Systems, Inc., 8%, 2018	295,000	280,988
VWR Funding, Inc., 10.25%, 2015 (p)	402,062	406,083

		$4,086,620

Metals & Mining – 3.0%
Arch Coal, Inc., 7%, 2019 (n)	$165,000	$162,525
Arch Coal, Inc., 7.25%, 2020	110,000	108,350
Arch Western Finance LLC, 6.75%, 2013	85,000	84,788
Cloud Peak Energy, Inc., 8.25%, 2017	380,000	391,400
Cloud Peak Energy, Inc., 8.5%, 2019	225,000	230,063
Consol Energy, Inc., 8%, 2017	170,000	180,838
Consol Energy, Inc., 8.25%, 2020	110,000	118,250
Novelis, Inc., 8.375%, 2017	110,000	113,575
Novelis, Inc., 8.75%, 2020	60,000	63,150
Peabody Energy Corp., 7.375%, 2016	350,000	380,625

		$1,833,564

Natural Gas - Pipeline – 2.7%
Atlas Pipeline Partners LP, 8.75%, 2018	$200,000	$206,000
Colorado Interstate Gas Co., 6.8%, 2015	91,000	106,662
Crosstex Energy, Inc., 8.875%, 2018	235,000	243,225
El Paso Corp., 7%, 2017	185,000	205,593
El Paso Corp., 7.75%, 2032	205,000	229,365
Energy Transfer Equity LP, 7.5%, 2020	290,000	297,250
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	249,000	260,516
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	67,000	67,670

		$1,616,281

Network & Telecom – 3.9%
Cincinnati Bell, Inc., 8.75%, 2018	$530,000	$496,875
Citizens Communications Co., 9%, 2031	110,000	104,720
Frontier Communications Corp., 8.25%, 2017	65,000	67,600
Frontier Communications Corp., 8.125%, 2018	345,000	356,644
Frontier Communications Corp., 8.5%, 2020	70,000	73,325
Nortel Networks Corp., 10.75%, 2016 (d)	55,000	61,600
Qwest Communications International, Inc., 7.125%, 2018 (n)	315,000	330,750
Qwest Communications International, Inc., “B”, 7.5%, 2014	250,000	253,125
Qwest Corp., 7.5%, 2014	145,000	160,588
Windstream Corp., 8.125%, 2018	45,000	46,688
Windstream Corp., 7.75%, 2020	285,000	290,700
Windstream Corp., 7.75%, 2021	100,000	101,500

		$2,344,115

Oil Services – 1.3%
Edgen Murray Corp., 12.25%, 2015	$165,000	$157,163
Expro Finance Luxembourg, 8.5%, 2016 (n)	190,000	181,450
McJunkin Red Man Holding Corp., 9.5%, 2016	160,000	160,800
Pioneer Drilling Co., 9.875%, 2018	230,000	240,350
Unit Corp., 6.625%, 2021	50,000	49,000

		$788,763

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Oils – 0.3%
Petroplus Holdings AG, 9.375%, 2019 (n)		$205,000	$184,500

Other Banks & Diversified Financials – 1.5%
Capital One Financial Corp., 10.25%, 2039		$220,000	$228,382
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		125,000	131,168
LBG Capital No.1 PLC, 7.875%, 2020 (n)		210,000	163,905
Santander UK PLC, 8.963% to 2030, FRN to 2049		383,000	386,830

			$910,285

Pharmaceuticals – 0.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (z)	EUR	100,000	$137,904

Pollution Control – 0.3%
WCA Waste Corp., 7.5%, 2019 (n)		$170,000	$170,000

Printing & Publishing – 0.9%
American Media, Inc., 13.5%, 2018 (z)		$28,207	$26,444
McClatchy Co., 11.5%, 2017		145,000	139,925
Morris Publishing Group LLC, 10%, 2014		86,325	76,182
Nielsen Finance LLC, 11.5%, 2016		97,000	110,338
Nielsen Finance LLC, 7.75%, 2018		165,000	170,363

			$523,252

Railroad & Shipping – 0.7%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$90,000	$89,775
Kansas City Southern Railway, 8%, 2015		310,000	329,375

			$419,150

Real Estate – 1.2%
CB Richard Ellis Group, Inc., 11.625%, 2017		$180,000	$204,300
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		80,000	69,200
Entertainment Properties Trust, REIT, 7.75%, 2020		200,000	225,500
Kennedy Wilson, Inc., 8.75%, 2019 (n)		115,000	109,969
MPT Operating Partnership, 6.875%, 2021 (n)		130,000	123,825

			$732,794

Retailers – 3.3%
Academy Ltd., 9.25%, 2019 (z)		$35,000	$33,425
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)		210,000	195,825
J. Crew Group, Inc., 8.125%, 2019		70,000	62,475
Limited Brands, Inc., 6.9%, 2017		125,000	130,625
Limited Brands, Inc., 6.95%, 2033		175,000	158,375
Neiman Marcus Group, Inc., 10.375%, 2015		300,000	305,625
QVC, Inc., 7.375%, 2020 (n)		125,000	134,375
Sally Beauty Holdings, Inc., 10.5%, 2016		275,000	290,813
Toys “R” Us Property Co. II LLC, 8.5%, 2017		330,000	336,600
Toys “R” Us, Inc., 10.75%, 2017		280,000	302,400
Yankee Holdings Corp., 10.25%, 2016 (n)(p)		90,000	81,900

			$2,032,438

Specialty Stores – 0.5%
Michaels Stores, Inc., 11.375%, 2016		$125,000	$129,688
Michaels Stores, Inc., 7.75%, 2018		155,000	146,669

			$276,357

Telecommunications - Wireless – 6.1%
Clearwire Corp., 12%, 2015 (n)		$520,000	$491,400
Cricket Communications, Inc., 7.75%, 2016		135,000	136,688
Cricket Communications, Inc., 7.75%, 2020		235,000	209,150

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Crown Castle International Corp., 9%, 2015	$215,000	$231,663
Crown Castle International Corp., 7.125%, 2019	345,000	353,625
Digicel Group Ltd., 8.25%, 2017 (n)	235,000	235,000
Digicel Group Ltd., 10.5%, 2018 (n)	100,000	106,000
MetroPCS Wireless, Inc., 7.875%, 2018	205,000	207,819
MetroPCS Wireless, Inc., 6.625%, 2020	40,000	37,400
NII Holdings, Inc., 10%, 2016	160,000	180,000
NII Holdings, Inc., 8.875%, 2019	100,000	105,750
NII Holdings, Inc., 7.625%, 2021	100,000	102,000
SBA Communications Corp., 8%, 2016	80,000	84,200
SBA Communications Corp., 8.25%, 2019	125,000	132,188
Sprint Capital Corp., 6.875%, 2028	140,000	125,300
Sprint Nextel Corp., 8.375%, 2017	310,000	324,725
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	450,000	466,875
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	210,000	196,875

		$3,726,658

Telephone Services – 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$100,000	$104,375
Level 3 Financing, Inc., 9.375%, 2019 (z)	35,000	34,300

		$138,675

Transportation – 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$81,000	$70,875

Transportation - Services – 3.1%
ACL I Corp., 10.625%, 2016 (p)(z)	$158,531	$131,321
Aguila American Resources Ltd., 7.875%, 2018 (n)	300,000	282,000
American Petroleum Tankers LLC, 10.25%, 2015	201,000	200,246
Atlas Airlines, Inc. Pass-Through Certificates, “A-1”, 7.2%, 2019	104,205	98,995
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	112,204	106,593
Commercial Barge Line Co., 12.5%, 2017	355,000	385,619
Hertz Corp., 7.5%, 2018 (n)	130,000	127,400
Hertz Corp., 7.375%, 2021 (n)	90,000	85,950
Navios Maritime Acquisition Corp., 8.625%, 2017	105,000	87,544
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	95,000	79,206
Navios Maritime Holdings, Inc., 8.875%, 2017	125,000	115,625
Swift Services Holdings, Inc., 10%, 2018	200,000	202,000

		$1,902,499

Utilities - Electric Power – 6.5%
AES Corp., 8%, 2017	$390,000	$409,500
Calpine Corp., 8%, 2016 (n)	415,000	438,863
Calpine Corp., 7.875%, 2020 (n)	215,000	220,375
Covanta Holding Corp., 7.25%, 2020	205,000	208,769
Dynegy Holdings, Inc., 7.5%, 2015	65,000	43,550
Dynegy Holdings, Inc., 7.125%, 2018	540,000	313,200
Dynegy Holdings, Inc., 7.75%, 2019	255,000	155,550
Edison Mission Energy, 7%, 2017	295,000	206,500
EDP Finance B.V., 6%, 2018 (n)	175,000	146,747
Energy Future Holdings Corp., 10%, 2020	270,000	271,045
Energy Future Holdings Corp., 10%, 2020	490,000	494,347
GenOn Energy, Inc., 9.875%, 2020	475,000	477,375
NRG Energy, Inc., 7.375%, 2017	105,000	108,150
NRG Energy, Inc., 8.25%, 2020	345,000	348,450

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	$125,000	$105,625

		$3,948,046

Total Bonds		$76,436,951

Floating Rate Loans (g)(r) – 0.9%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$103,344	$93,268

Broadcasting – 0.3%
Gray Television, Inc., Term Loan B, 3.71%, 2014	$64,658	$59,809
Local TV Finance LLC, Term Loan B, 2.23%, 2013	13,140	12,138
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	92,724	91,507

		$163,454

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$9,907	$9,858

Financial Institutions – 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$80,705	$74,316

Gaming & Lodging – 0.2%
MGM Mirage, Term Loan, 7%, 2014	$119,806	$113,995

Utilities - Electric Power – 0.1%
Dynegy, Inc., 9.25%, 2016	$23,130	$22,364
Dynegy, Inc., 9.25%, 2016	34,695	33,943

		$56,307

Total Floating Rate Loans		$511,198

Preferred Stocks – 0.8%
Other Banks & Diversified Financials – 0.8%
Ally Financial, Inc., 7% (n)	100	$76,091
Ally Financial, Inc., “A”, 8.5%	14,860	306,413
GMAC Capital Trust I, 8.125%	5,675	121,161

Total Preferred Stocks		$503,665

Convertible Preferred Stocks – 0.5%
Automotive – 0.3%
General Motors Co., 4.75%	4,360	$173,833

Insurance – 0.2%
MetLife, Inc., 5%	2,330	$152,499

Total Convertible Preferred Stocks		$326,332

Common Stocks – 0.4%
Automotive – 0.1%
Accuride Corp. (a)	4,099	$34,555

Broadcasting – 0.2%
New Young Broadcasting Holding Co., Inc. (a)	42	$113,400

Printing & Publishing – 0.1%
American Media Operations, Inc. (a)	7,229	$94,917

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	207	$11,592

Total Common Stocks		$254,464

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

	Strike Price	First Exercise
Warrants – 0.2%
Broadcasting – 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	38	$102,600

Issuer/Expiration Date/Strike Price			Number of Contracts
Call Options Purchased – 0.1%
S&P 500 Index - December 2011 @ $1,275			16	$56,000

Issuer			Shares/Par
Money Market Funds (v) – 5.2%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value			3,178,086	$3,178,086

Total Investments				$81,369,296

Other Assets, Less Liabilities – (33.8)%				(20,556,644)

Net Assets – 100.0%				$60,812,652

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,765,222, representing 29.2% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11 - 8/15/11	$156,130	$131,321
Academy Ltd., 9.25%, 2019	8/29/11	33,163	33,425
American Media, Inc., 13.5%, 2018	12/22/10	28,632	26,444
Audatex North America, Inc., 6.75%, 2018	6/10/11	140,000	137,550
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11 - 6/06/11	185,685	172,050
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051	6/19/08	328,583	208,199
CDW LLC, 8.5%, 2019	8/05/11 - 8/16/11	144,780	143,763
Capsugel FinanceCo. SCA, 9.875%, 2019	7/25/11	146,745	137,904
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021	8/24/11	162,518	173,000
CommScope, Inc., 8.25%, 2019	7/20/11 - 7/21/11	84,205	79,200
Credit Acceptance Corp., 9.125%, 2017	2/28/11	58,074	55,550
Dematic S.A., 8.75%, 2016	4/19/11	202,831	191,000
Dynacast International LLC, 9.25%, 2019	7/12/11 - 7/15/11	202,535	190,500
Examworks Group, Inc., 9%, 2019	7/14/11 - 7/15/11	121,225	113,100
Exopack Holding Corp., 10%, 2018	5/25/11	155,335	152,675
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	118,409	115,905
Heckler & Koch GmbH, 9.5%, 2018	5/10/11	162,585	128,854
Hillman Group, Inc., 10.875%, 2018	3/11/11	38,084	35,350
iGate Corp., 9%, 2016	7/26/11 - 8/17/11	210,022	202,230
LBI Media, Inc., 8.5%, 2017	7/18/07	148,293	106,875
Lawson Software, Inc., 11.5%, 2018	7/21/11 - 8/17/11	294,800	274,500
Level 3 Financing, Inc., 9.375%, 2019	8/31/11	35,088	34,300
Local TV Finance LLC, 9.25%, 2015	5/02/07 - 2/16/11	269,932	247,976

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11 - 8/15/11	32,774	30,800
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	$97,068	$79,206
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	65,751	65,163
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017	7/22/11 - 7/25/11	76,803	72,188
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11 - 7/11/11	126,567	123,750
USI Holdings Corp., 9.75%, 2015	4/26/07 - 9/13/07	317,824	302,400
Univision Communications, Inc., 8.5%, 2021	7/26/11	50,062	42,750
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	155,000	145,700
Ziggo Bond Co. B.V., 8%, 2018	7/21/11	127,360	119,661

Total Restricted Securities			$4,073,289
% of Net assets			6.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency contracts.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$844,461	$303,683	$94,917	$1,243,061
Corporate Bonds	—	64,520,410	—	64,520,410
Commercial Mortgage-Backed Securities	—	1,456,207	—	1,456,207
Asset-Backed Securities (including CDOs)	—	115,905	—	115,905
Foreign Bonds	—	10,344,429	—	10,344,429
Floating Rate Loans	—	511,198	—	511,198
Mutual Funds	3,178,086	—	—	3,178,086

Total Investments	$4,022,547	$77,251,832	$94,917	$81,369,296

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,048)	$—	$(3,048)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Fixed Income Securities	Total
Balance as of 11/30/10	$—	$0	$0
Realized gain (loss)	—	(69,900)	(69,900)
Change in unrealized appreciation (depreciation)	—	69,900	69,900
Sales		0	0
Transfers into level 3	94,917	—	94,917

Balance as of 8/31/11	$94,917	$—	$94,917

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$84,995,767

Gross unrealized appreciation	$1,878,407
Gross unrealized depreciation	(5,504,878)

Net unrealized appreciation (depreciation)	$(3,626,471)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(3) Derivative Contracts at 8/31/11

Forward Foreign Currency Exchange Contracts at 8/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	89,954	10/12/11	$129,266	$129,155	$111

Liability Derivatives
BUY	EUR	Barclays Bank PLC	226,981	10/12/11	$326,235	$325,897	$(338)
SELL	EUR	Barclays Bank PLC	102,375	10/12/11	146,838	146,989	(151)
SELL	EUR	UBS AG	548,055	10/12/11	784,222	786,892	(2,670)

							$(3,159)

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,209,589	21,063,525	(19,095,028)	3,178,086

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,192	$3,178,086

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: October 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2011

*	Print name and title of each signing officer under his or her signature.